Contract liabilities and deferred income (Tables)	12 Months Ended
Dec. 31, 2019
Contract liabilities and deferred income
Schedule of Contract Liabilities and Deferred Income

(In thousands)	December 31, 2018	December 31, 2019
Contract liabilities (a)
Membership subscription	27,517	29,769
Others	1,810	2,142
Other deferred income
Government grants	2,316	1,300
Reimbursement from the depository	502	—
Total	32,145	33,211
Less: non-current portion (b)	(1,850)	(1,223)
Contract liabilities and deferred income, current portion	30,295	31,988

(a)

Contract liabilities were related to unsatisfied performance obligations at the end of the year. Due to the generally short-term duration of the contracts, the majority of the performance obligations are satisfied in the following period. The amount of revenue recognized that was included in contract liabilities balance at the beginning of the year was USD 25.9 million and USD 27.0 million, for the years ended December 31, 2018 and 2019, respectively.

(b)	As of December 31, 2019, the non-current portion consists of membership subscription of USD 781,000 (2018: USD 517,000),and government grants of USD 442,000 (2018: USD 1,333,000).